Finance Costs - Summary of Financial Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Financial income on deposits and money market funds	$ 2	$ 3	$ 2
Interest income on loans and other assets	2	3	3
Financial income	4	6	5
Interest expense on bonds and syndicated facility	102	78	61
Interest expense on lease liabilities	37	41	39
Capitalised interest	(1)	(5)	(5)
Unwind of discount on deferred purchase consideration	1	1	1
Other charges	5	6	5
Financial expenses	144	121	101
Financial expenses before exceptional items	130	121	101
Financial expenses	144	$ 121	$ 101
Exceptional items [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Financial expenses	14
Financial expenses	$ 14